Fair Value Option	12 Months Ended
Dec. 31, 2012
Fair Value Option

Note 22—Fair value option

ASC 825 provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)
	Dec. 31, 2012	Dec. 31, 2011
Assets of consolidated investment management funds:
Trading assets	$10,961	$10,751
Other assets	520	596
Total assets of consolidated investment management funds	$11,481	$11,347
Liabilities of consolidated investment management funds:
Trading liabilities	$10,152	$10,053
Other liabilities	29	32
Total liabilities of consolidated investment management funds	$10,181	$10,085

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Mark-to-market best reflects the limited interest BNY Mellon has in the economic performance of the consolidated CLOs. Changes in the values of assets and liabilities are reflected in the income statement as investment income (loss) of consolidated investment management funds.

We have elected the fair value option on $240 million of long-term debt in connection with ASC 810. At Dec. 31, 2012, the fair value of this long-term debt was $345 million. The long-term debt is valued using observable market inputs and is included in Level 2 of the ASC 820 hierarchy.

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2012	2011
Changes in the fair value of long-term debt (a)	$(19)	$(57)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.